                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-8047

                             SCUDDER YIELDWISE FUNDS
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        7/31

Date of reporting period:       1/31/2004

ITEM 1.  REPORT TO STOCKHOLDERS

Supplement to Semiannual Report to Shareholders Dated January 31, 2004
Scudder YieldWise Municipal Money Fund

On page 30 of the report, in the Fund's Financial Highlights, the annualized ratio of net investment income for the six-months ended January 31, 2004 was erroneously reported as 0.70%. The correct annualized ratio of net investment income for the six-month period ended January 31, 2004 is 0.63%.

April 7, 2004

[Scudder Investments logo]

Scudder YieldWise Funds

Scudder YieldWise Money Fund

Scudder YieldWise Government Money Fund

Scudder YieldWise Municipal Money Fund

Semiannual Report to Shareholders

January 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary January 31, 2004

Scudder YieldWise Money Fund

Performance is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day average yield as of January 31, 2004 would have been 0.55%.

Yield Comparison
[] Fund Yield [] First Tier Money Fund Average

Weekly 7-Day Average Yield

Yields are historical, will fluctuate and do not guarantee future results. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Money Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking as of 1/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	24	of	399	6
3-Year	17	of	350	5
5-Year	6	of	289	3

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2004. The fund is compared to the Lipper Money Market Instrument Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder YieldWise Government Money Fund

Performance is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day average yield as of January 31, 2004 would have been 0.51%.

Yield Comparison
[] Fund Yield [] Government Money Fund Average

Weekly 7-Day Average Yield

Yields are historical, will fluctuate and do not guarantee future results. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by iMoneyNet, Inc.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking as of 1/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	6	of	122	5
3-Year	5	of	114	5
5-Year	1	of	99	1

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2004. The fund is compared to the Lipper Government Money Market Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder YieldWise Municipal Money Fund

Performance is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day average yield as of January 31, 2004 would have been 0.34%.

Yield Comparison
[] Fund Yield [] Tax-Free Money Fund Average

Weekly 7-Day Average Yield

Yields are historical, will fluctuate and do not guarantee future results. Income may be subject to state and local taxes and the Alternative Minimum Tax. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Municipal Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet Inc.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking as of 1/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	8	of	126	7
3-Year	5	of	119	5
5-Year	2	of	105	2

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2004. The fund is compared to the Lipper Tax-Free Money Market Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Management Review

In the following interview, Portfolio Managers Christine C. Haddad and Joseph Benevento discuss the market environment and their team's approach to managing Scudder YieldWise Funds during the six-month period ended January 31, 2004.

Q: Will you discuss the market environment for the funds during the most recent semiannual period?

A: Following the Federal Reserve Board's surprising decision to lower the federal funds rate by only 25 basis points - to 1% - back in June 2003, the US economy began to stabilize in the fall. The money market yield curve steepened, and - following a long period of declining short-term interest rate levels - we were finally able to extend the fund's maturity slightly. The government reported approximately 8% GDP growth for the third quarter, which seemed to show that the economy was finally turning the corner. With this announcement, the focus for investors turned to whether a renewed economy would produce significant job growth. Unfortunately, there was no sign that new jobs were being created at a significant rate during the third quarter.

In the second half of 2003, the Federal Reserve Board met several times and held short-term rates steady at 1%, repeatedly stating its bias toward staving off deflation. GDP was reported at approximately 4% for the fourth quarter and productivity levels remained high, yet the level of job creation remained stubbornly low. During the fourth quarter, the high level of volatility in the money market yield curve made for a difficult investing environment, as the one-year LIBOR rate traded in an uncharacteristically wide range of 1.4% to 1.63%.1 (To give an indication of the level of volatility in the market over the period, the one-year LIBOR ranged from 1.24% to 1.63% from July 2003 through January 2004; a more typical range during any given six-month period is 10 to 15 basis points.)

1 LIBOR, the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

In December, the Fed, satisfied by the evidence of a rebound in the economy, removed its anti-deflation bias and maintained its focus on the need for job creation. At the time, the market was "pricing in" a possible anti-inflationary federal funds rate hike of 25 basis points in August 2004. But moving into January, with no sign of a pickup in job growth, the Fed held off on declaring a bias toward tightening credit, and the market's forecast for a possible short-term interest rate increase was pushed back to October 2004 and beyond. The fact that this is a presidential election year adds some uncertainty for Fed-watchers, as the Fed likely wants to avoid having its decisions on short-term rates cast in a political light.

Q: How did the portfolios in the series perform over the most recent semiannual period?

A: We were able to produce competitive yields in Scudder YieldWise Money Fund, Scudder YieldWise Government Money Fund and Scudder YieldWise Municipal Money Fund for the period. Given the volatility of the money market yield curve, through the third and fourth quarters we were able to pick up some additional yield for the funds as short-term rates rose. But in January, the curve began to flatten, and yields retreated. As securities within the portfolios mature, the funds are investing at lower interest rate levels.

Q: What detracted from performance during the period?

A: In December, we kept additional cash in the funds on hand - as we do each year - to meet any tax-related redemptions as well as investors' year-end liquidity needs. Keeping a larger percentage of assets in overnight liquidity detracted somewhat from the funds' yield and total return.

Q: In light of market conditions during the six-month period, what has been the strategy for Scudder YieldWise Money Fund and Scudder YieldWise Government Money Fund?

A: During the period, we pursued a "barbell" strategy. That is, we purchased for the funds longer-duration instruments with maturities of nine months to one year, as well as short-term securities with maturities of three months or less; we kept the shorter-term securities in the portfolios mainly to meet liquidity needs. In addition, we de-emphasized callable agency securities in Scudder YieldWise Money Fund, as they became a less useful cash management tool as yield spreads compressed. Over the six-month period, we maintained an average maturity of approximately 77 days within Scudder YieldWise Money Fund and approximately 73 days within the Scudder YieldWise Government Money Fund.

Toward the close of 2003, we increased the funds' allocation in floating-rate securities. The purpose of this strategy is to position the funds to benefit if the economy begins to create more jobs and the Fed decides to switch to a tightening bias earlier than expected. The interest rate of floating-rate securities adjusts periodically, based on the position of the yield curve. There are floating-rate securities that adjust daily, monthly and quarterly, based off of indices such as LIBOR and the federal funds rate.

Q: What has been the strategy for Scudder YieldWise Municipal Money Fund?

A: During the period, the supply of short-term municipal paper increased sharply due to sluggish economic growth at the start of the period and a slowdown in individual state and local government tax collection. Increased supply in the overall market was met with a surge in demand, as many investors took a defensive stance within their portfolios.

Over the reporting period, Scudder YieldWise Municipal Money Fund targeted a neutral average maturity as compared with similar funds. Currently the portfolio is positioned with an average maturity of approximately 47 days, with 65% of assets in floating-rate securities and 35% in fixed-rate instruments. During the period, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal money market investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Q: Do you anticipate any change in your management strategies?

A: Going forward, we will continue our insistence on the highest credit quality in Scudder YieldWise Funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yields for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary January 31, 2004

Scudder YieldWise Money Fund

Portfolio Composition	1/31/04	7/31/03

US Government Sponsored Agencies+	28%	23%
Commercial Paper	25%	41%
Repurchase Agreements	17%	2%
Floating Rate Notes	15%	22%
Certificates of Deposit and Bank Notes	13%	11%
Short-Term Notes	2%	1%
	100%	100%

+ Not backed by the full faith and credit of the US Government
Weighted Average Maturity*
Scudder YieldWise Money Fund	73 days	84 days
First Tier Money Fund Average	55 days	53 days

Scudder YieldWise Government Money Fund

Portfolio Composition	1/31/04	7/31/03

Agencies Not Backed by the Full Faith and Credit of the US Government	67%	68%
Repurchase Agreements	20%	21%
Agencies Backed by the Full Faith and Credit of the US Government	13%	11%
	100%	100%
Weighted Average Maturity*
Scudder YieldWise Government Money Fund	67 days	81 days
Government Money Fund Average	55 days	49 days

Scudder YieldWise Municipal Money Fund

Portfolio Composition	1/31/04	7/31/03

Municipal Investments	100%	100%
Weighted Average Maturity*
Scudder YieldWise Municipal Money Fund	47 days	31 days
Tax-Free Money Fund Average	42 days	41 days

* The Funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average consists of all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds.

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see pages 11-22. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Funds as of month end is available upon request no earlier than 15 days after month end. Please see the Account Management Resources page for contact information.

Investment Portfolio as of January 31, 2004 (Unaudited)

Scudder YieldWise Money Fund

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.9%
Bank of Nova Scotia, 1.111%**, 3/16/2004	15,000,000	14,979,742
Canadian Imperial Bank of Commerce, 1.345%, 3/25/2004	5,000,000	4,999,964
Fortis Bank NV, 1.385%, 9/3/2004	5,000,000	4,999,706
HBOS Treasury Services PLC,1.16%, 3/23/2004	10,000,000	10,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.27%, 9/13/2004	5,000,000	4,998,656
Norddeutsche Landesbank Girozentrale, 1.10%, 7/6/2004	5,000,000	4,999,893
Norddeutsche Landesbank Girozentrale, 1.17%, 8/20/2004	5,000,000	5,000,000
Toronto Dominion Bank, 1.315%, 4/15/2004	5,000,000	4,999,924
Total Certificates of Deposit and Bank Notes (Cost $54,977,885)		54,977,885

Commercial Paper 25.7%
CC (USA), Inc., 1.335%, 8/13/2004	5,000,000	5,000,000
CIT Group Holdings, Inc., 1.135%**, 2/23/2004	15,000,000	14,989,642
CIT Group Holdings, Inc., 1.135%**, 5/24/2004	7,000,000	6,975,171
Dorada Finance, Inc., 1.07**, 2/2/2004	11,000,000	10,999,673
Dorada Finance, Inc., 1.126%**, 3/23/2004	10,000,000	9,984,133
Goldman Sachs Group, Inc., 1.25%, 10/25/2004	3,000,000	3,000,000
Grampian Funding LLC, 1.136%**, 3/19/2004	4,000,000	3,994,099
K2 (USA) LLC, 1.068%**, 5/4/2004	4,000,000	3,988,995
K2 (USA) LLC, 1.126%**, 3/22/2004	5,000,000	4,992,222
K2 (USA) LLC, 1.136%**, 3/29/2004	5,000,000	4,991,054
K2 (USA) LLC, 1.137%**, 3/12/2004	6,000,000	5,992,467
K2 (USA) LLC, 1.156%**, 5/10/2004	5,175,000	5,158,634
Lake Constance Funding LLC, 1.116%**, 7/15/2004	7,000,000	6,964,388
Receivables Capital Co., LLC, 1.041%**, 2/20/2004	10,000,000	9,994,511
Tango Finance Corp., 1.063%**, 4/20/2004	7,500,000	7,482,554
Volkswagen of America, 1.031%**, 2/18/2004	5,000,000	4,997,568
Total Commercial Paper (Cost $109,505,111)		109,505,111

Floating Rate Notes* 15.2%
Associates Corp. of North America, 1.27%, 6/15/2004	15,000,000	15,000,000
Blue Heron Funding Ltd., 144A, 1.13%, 5/19/2004	5,000,000	5,000,000
CC (USA), Inc., 1.055%, 9/27/2004	5,000,000	4,999,675
Morgan Stanley, 1.10%, 2/20/2004	5,000,000	5,000,000
Morgan Stanley, 1.13%, 7/23/2004	15,000,000	15,000,000
Nationwide Building Society, 144A, 1.09%, 7/23/2004	5,000,000	5,000,000
Wells Fargo, 1.23%, 10/1/2004	10,000,000	10,007,136
Westdeutsche Landesbank AG, 1.21%, 8/31/2004	5,000,000	5,000,000
Total Floating Rate Notes (Cost $65,006,811)		65,006,811

US Government Sponsored Agencies 27.7%
Federal Farm Credit Bank, 1.005%*, 12/15/2004	25,000,000	24,996,760
Federal Farm Credit Bank, 1.03%*, 6/13/2005	5,000,000	4,999,319
Federal Farm Credit Bank, 1.03%*, 1/17/2006	5,000,000	5,000,000
Federal Home Loan Bank, 0.995%*, 10/12/2004	5,000,000	4,998,600
Federal Home Loan Mortgage Corp., 1.11%*, 10/7/2005	25,000,000	25,000,000
Federal Home Loan Mortgage Corp., 1.19%*, 2/14/2005	3,000,000	3,000,000
Federal Home Loan Bank, 1.01%, 7/20/2004	5,000,000	5,000,000
Federal Home Loan Bank, 1.25%, 7/2/2004	5,000,000	5,000,000
Federal Home Loan Bank, 1.45%, 1/11/2005	5,000,000	5,000,000
Federal National Mortgage Association, 1.06%, 7/20/2004	5,000,000	4,995,504
Federal National Mortgage Association, 1.50%, 9/24/2004	5,000,000	4,999,696
Federal National Mortgage Association, 1.50%, 11/16/2004	5,000,000	5,000,000
Federal National Mortgage Association, 1.55%, 12/6/2004	10,000,000	10,000,000
Federal National Mortgage Association, 1.60%, 12/29/2004	5,000,000	5,000,000
Federal National Mortgage Association, 5.625%, 5/14/2004	5,000,000	5,063,107
Total US Government Sponsored Agencies (Cost $118,052,986)		118,052,986

Short-Term Notes 1.4%
Abbot Laboratories, 5.125%, 7/1/2004	5,000,000	5,077,033
Volkswagen Auto Loan Enhanced Trust, 1.005%, 7/20/2004	811,682	811,682
Total Short-Term Notes (Cost $5,888,715)		5,888,715

Repurchase Agreements 17.1%
Citigroup Global Markets, 1.03%, dated 1/30/2004, to be repurchased at $32,002,747 on 2/2/2004 (b)	32,000,000	32,000,000
Merrill Lynch, 1.08%, dated 1/30/2004, to be repurchased at $39,003,510 on 2/2/2004 (c)	39,000,000	39,000,000
State Street Bank and Trust Co., 0.94%, dated 1/30/2004, to be repurchased at $2,178,171 on 2/2/2004 (d)	2,178,000	2,178,000
Total Repurchase Agreements (Cost $73,178,000)		73,178,000
Total Investment Portfolio - 100.0% (Cost $426,609,508) (a)		426,609,508

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2004.
** Annualized yield at the time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $426,609,508.
(b) Collateralized by $26,616,000 Federal National Mortgage Association, 7.25%, maturing on 5/15/2030 with a value of $32,879,091.
(c) Collateralized by $39,379,400 US Treasury Note, 2.0%, maturing on 11/30/2004 with a value of $39,649,928.
(d) Collateralized by $2,215,000 Federal National Mortgage Association, 1.50%, maturing on 8/15/2005 with a value of $2,225,889.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Scudder YieldWise Government Money Fund

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 66.4%
Federal Farm Credit Bank, 1.005%*, 12/15/2004	15,000,000	14,998,056
Federal Farm Credit Bank, 1.03%*, 6/13/2005	5,000,000	4,999,319
Federal Farm Credit Bank, 1.03%*, 1/17/2006	5,000,000	5,000,000
Federal Home Loan Bank, 0.995%*, 10/12/2004	5,000,000	4,998,600
Federal Home Loan Bank, 1.5%, 1/7/2005	3,850,000	3,848,406
Federal Home Loan Bank, 4.875%, 4/16/2004	5,000,000	5,038,441
Federal Home Loan Mortgage Corp., 1.19%*, 2/14/2005	2,000,000	2,000,000
Federal National Mortgage Association, 1.06%*, 2/23/2005	5,000,000	5,000,000
Federal National Mortgage Association, 1.086%**, 2/6/2004	5,000,000	4,999,250
Federal National Mortgage Association, 1.116%**, 3/10/2004	5,000,000	4,994,142
Federal National Mortgage Association, 1.45%, 9/14/2004	5,000,000	5,000,000
Federal National Mortgage Association, 1.5%, 11/16/2004	5,000,000	5,000,000
Federal National Mortgage Association, 1.55%, 12/6/2004	3,000,000	3,000,000
Federal National Mortgage Association, 1.6%, 12/29/2004	5,000,000	5,000,000
Federal National Mortgage Association, 5.125%, 2/13/2004	5,000,000	5,006,409
Federal National Mortgage Association, 5.625%, 5/14/2004	5,000,000	5,063,107
Student Loan Marketing Association, 1.127%*, 2/12/2004	10,000,000	9,999,910
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $93,945,640)		93,945,640

Agencies Backed by the Full Faith and Credit of the US Government 13.2%
Hainan Airlines, Series 2000-2, 1.07%*, 12/21/2004	6,173,333	6,173,333
Hainan Airlines, Series 2000-1, 1.095%*, 6/21/2004	4,719,712	4,719,712
Hainan Airlines, Series 2001-1, 1.17%*, 12/15/2007	2,614,902	2,614,902
Hainan Airlines, Series 2001-2, 1.17%*, 12/15/2007	2,614,902	2,614,902
Hainan Airlines, Series 2001-3, 1.17%*, 12/15/2007	2,614,902	2,614,902
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $18,737,751)		18,737,751

Repurchase Agreements 20.4%
Citigroup Global Markets, 1.03%, dated 1/30/2004, to be repurchased at $10,000,858 on 2/2/2004 (b)	10,000,000	10,000,000
J.P. Morgan, 1.04%, dated 1/30/2004, to be repurchased at $16,001,387 on 2/2/2004 (c)	16,000,000	16,000,000
State Street Bank and Trust Co., 0.94%, dated 1/30/2004, to be repurchased at $2,834,222 on 2/2/2004 (d)	2,834,000	2,834,000
Total Repurchase Agreements (Cost $28,834,000)		28,834,000
Total Investment Portfolio - 100.0% (Cost $141,517,391) (a)		141,517,391

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2004.
** Annualized yield at the time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $141,517,391.
(b) Collateralized by $8,318,000 Federal National Mortgage Association, 7.25%, maturing on 5/15/2030 with a value of $10,275,334.
(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

7,240,000	Federal Home Loan Mortgage Corp.	5.5	12/15/2016	7,584,791
8,615,000	Federal Home Loan Mortgage Corp.	5.5	4/15/2032	8,669,137
Total Collateral Value				16,253,928

(d) Collateralized by $2,900,000 Federal National Mortgage Association, 1.52%, maturing on 7/22/2005 with a value of $2,894,212.

The accompanying notes are an integral part of the financial statements.

Scudder YieldWise Municipal Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
California 5.5%
California, Community Finance Authority, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2004 (b)	2,000,000	2,009,781
California, Housing Finance Agency Revenue, 1.09%*, 11/1/2005	980,000	980,000
California, State GO:
Series C-1, 0.95%*, 5/1/2033 (c)	800,000	800,000
Series 819-D, 1.05%*, 2/1/2028 (b)	6,147,500	6,147,500
California, State GO, Revenue Anticipation Notes, Series A-3, 2.0%, 6/23/2004 (c)	4,300,000	4,315,565
		14,252,846
Colorado 2.7%
Colorado State, General Funding Tax and Revenue Anticipation Notes, 1.75%, 6/25/2004	2,000,000	2,006,829
Denver, CO City & County Economic Development Revenue, Western Stock Show Project, 1.1%*, 7/1/2029 (c)	4,050,000	4,050,000
Denver, CO City & County Special Facilities Airport Revenue, Worldport Project, Series A, AMT, 1.04%*, 12/1/2029 (c)	1,040,000	1,040,000
		7,096,829
Delaware 1.9%
Sussex County, Delaware, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 1.05%*, 1/1/2013 (c)	5,000,000	5,000,000
District of Columbia 1.0%
District of Columbia, General Obligation:
Series B, 0.96%*, 6/1/2030 (b)	2,000,000	2,000,000
Series D, 0.97%*, 6/1/2029 (b)	520,000	520,000
		2,520,000
Florida 4.2%
Capital Trust Agency, Florida Revenue, Seminole Tribe Resort, Series B, 0.97%*, 10/1/2033 (c)	1,800,000	1,800,000
Charlotte County, Florida Utilities Revenue, Series B, 0.95%*, 10/1/2021 (b)	3,100,000	3,100,000
Gulf Breeze, FL, Revenue, Series A, 0.97%*, 3/31/2021 (c)	955,000	955,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.0%*, 11/1/2028 (c)	1,225,000	1,225,000
Orlando, FL, 0.98%*, 6/7/2004	4,000,000	4,000,000
		11,080,000
Georgia 7.8%
Georgia, Local Government Certificates of Participation, P-Floaters-PT-1652, 1.0%*, 12/1/2022 (b)	4,405,000	4,405,000
Georgia, Municipal Electric Authority, Series B, 0.98%, 2/11/2004	7,400,000	7,400,000
Laurens County, Solid Waste Disposal Revenue, Southeast Paper Manufacturing Co. Project, 1.06%*, 9/1/2017 (c)	5,000,000	5,000,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Project, 0.99%*, 1/1/2018 (b)	1,400,000	1,400,000
Willacoochie, GA, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.05%*, 5/1/2021 (c)	2,000,000	2,000,000
		20,205,000
Idaho 3.1%
Power County, Industrial Development Authority, FMC Corp. Project, AMT, 1.06%*, 4/1/2014 (c)	8,000,000	8,000,000
Illinois 7.9%
Chicago, IL, Sales Tax Revenue, 0.97%*, 1/1/2034 (b)	2,650,000	2,650,000
Cook County, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 1.02%*, 12/1/2034 (c)	2,000,000	2,000,000
Illinois, Development Finance Authority, Industrial Development Revenue, Henry Valve Co. Project, AMT, 1.02%*, 10/1/2006 (c)	1,125,000	1,125,000
Illinois, Development Finance Authority, Industrial Development Revenue, Knead Dough Baking Project, AMT, 1.17%*, 9/1/2025 (c)	2,810,000	2,810,000
Illinois, Development Finance Authority, Regional Organization Bank Project, 1.1%*, 12/1/2020 (c)	2,550,000	2,550,000
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series B, 0.97%*, 7/1/2028 (b)	2,000,000	2,000,000
Illinois, Project Revenue, Development Finance Authority, Jewish Federation Projects, 0.97%*, 9/1/2024 (b)	1,000,000	1,000,000
Illinois, Regional Transportation Authority, Merlots Series A23, 1.03%*, 7/1/2030 (b)	1,685,000	1,685,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC Project, AMT, 1.02%*, 3/1/2018 (c)	2,015,000	2,015,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc. Project, AMT, 1.02%*, 7/1/2020 (c)	2,690,000	2,690,000
		20,525,000
Indiana 5.6%
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 1.02%*, 6/1/2022 (c)	2,900,000	2,900,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 1.02%*, 6/1/2022 (c)	2,600,000	2,600,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 1.02%*, 6/1/2022 (c)	4,900,000	4,900,000
Indianapolis, IN, Local Public Improvement Revenue Bonds, Series 784, 1.0%*, 7/1/2033 (b)	4,000,000	4,000,000
		14,400,000
Kentucky 2.0%
Lexington-Fayette County, Industrial Development Revenue, YMCA Central Kentucky Project, 1.1%*, 7/1/2019 (c)	1,245,000	1,245,000
Pendleton County, Multi-County Lease Revenue, Associate County Leasing Program, 1.04%*, 5/14/2004 (c)	4,000,000	4,000,000
		5,245,000
Maine 0.9%
Maine, State GO, Tax Anticipation Notes, 1.75%, 6/30/2004	2,250,000	2,258,682
Michigan 10.1%
ABN Amro Munitops Certificate Trust, Series 2003-3, 0.99%*, 1/1/2011 (b)	7,000,000	7,000,000
Detroit, MI, City School District:
Floater-PT-1844, 1.0%*, 5/1/2011 (b)	2,800,000	2,800,000
Floater-PT-1805, 1.02%*, 11/1/2010 (b)	400,000	400,000
Detroit, MI, Sewer Disposal Revenue, Series E, 1.05%*, 7/1/2031 (b)	5,000,000	5,000,000
Detroit, MI, Higher Education Facilities Authority Revenue, University of Detroit, 1.01%*, 11/1/2017 (c)	1,400,000	1,400,000
Farmington Hills, MI, Economic Development Corp., Brookfield Building Association Project, 1.0%*, 11/1/2010 (c)	430,000	430,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, 1.01%*, 6/1/2018 (c)	1,340,000	1,340,000
Michigan, State GO, Series A, 2.0%, 9/30/2004	5,000,000	5,033,200
Oakland County, Economic Development Corp., Acme Manufacturing Co. Project, AMT, 1.15%*, 11/1/2023 (c)	600,000	600,000
Oakland County, Economic Development Corp., Lyon Gear & Machine, Inc. Project, AMT, 1.17%*, 5/1/2012 (c)	580,000	580,000
Oakland County, Economic Development Corp., Rochester College Project, 1.05%*, 8/1/2021 (c)	100,000	100,000
Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, 1.15%*, 10/1/2015	1,000,000	1,000,000
Strategic Fund, Limited Obligation Revenue, Creative Foam Corp. Project, AMT, 1.17%*, 11/1/2011 (c)	600,000	600,000
		26,283,200
Missouri 0.8%
St. Louis, MO, Development Finance Board, Air Cargo Facilities Revenue, AMT, 1.04%*, 3/1/2030 (c)	2,000,000	2,000,000
Nebraska 0.7%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series G, AMT, 1.01%*, 9/1/2022 (b)	1,930,000	1,930,000
Nevada 0.8%
Las Vegas Valley, Water District, Series B-10, 1.03%*, 6/1/2024 (b)	2,000,000	2,000,000
New Hampshire 1.9%
New Hampshire, State Business Finance Authority, Waste Management of NH, Inc. Project, AMT, 1.06%*, 9/1/2012 (c)	5,000,000	5,000,000
New Jersey 0.7%
Salem County, Industrial Pollution Control Financing Authority, E.I. du Pont de Nemours and Co., 1.0%*, 3/1/2012	1,800,000	1,800,000
New York 5.9%
City of Rochester:
0.95%*, 3/1/2004	4,000,000	4,000,000
0.97%*, 5/13/2004	3,000,000	3,000,000
New York, Housing Finance Agency, Multi-Family Housing, Series A, 1.02%*, 11/1/2028 (b)	1,050,000	1,050,000
New York City, NY, Transitional Finance Authority, Bond Anticipation Notes, Series 2, 2.0%, 2/19/2004	2,500,000	2,501,097
New York City, NY, Transitional Finance Authority, Star Certificate, Series 2003-1, 0.99%*, 2/1/2011 (b)	2,615,000	2,615,000
New York City, NY, General Obigation, Series A-5, 1.0%*, 8/1/2031 (c)	1,650,000	1,650,000
New York City, NY, Transitional Finance Authority, Star Certificate, Series 2003-7, 0.99%*, 2/1/2009	405,000	405,000
		15,221,097
North Carolina 1.2%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaissnew Industries Project, AMT, 1.11%*, 5/1/2010 (c)	3,100,000	3,100,000
Ohio 1.0%
Ohio, Higher Educational Facilities Community Revenue, Pooled Program, Series A, 1.05%*, 9/1/2025 (c)	2,695,000	2,695,000
Oklahoma 0.4%
Payne County, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 0.98%*, 7/1/2032 (b)	1,150,000	1,150,000
Pennsylvania 4.1%
Bucks County, PA, Tax and Revenue Anticipation Notes, Series A, 2.0%, 12/31/2004	6,000,000	6,047,182
Dauphin County, General Authority, Education & Health Loan Program, 1.0%*, 11/1/2017 (b)	190,000	190,000
Pennsylvania, Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 0.99%*, 3/1/2027 (b)	4,060,000	4,060,000
Philadelphia, PA, Hospital & Higher Educational Facilities Authority Revenue, Community College, Series A, 5.9%, 5/1/2004 (b)	245,000	252,793
		10,549,975
Puerto Rico 0.8%
Puerto Rico, Commonwealth Highway & Transportation Authority, Transportation Revenue, Series A, 0.9%*, 7/1/2028 (b)	2,000,000	2,000,000
Tennessee 3.5%
Clarksville, TN, Public Building Authority Revenue:
0.95%*, 6/1/2024 (c)	2,000,000	2,000,000
1.0%*, 7/1/2031 (c)	2,395,000	2,395,000
Shelby County, TN, Health Educational Authority, 0.96%*, 2/23/2004	3,000,000	3,000,000
Shelby County, TN, State GO, Tax Anticipation Note, 2.0%, 6/30/2004	1,600,000	1,606,814
		9,001,814
Texas 13.8%
Dallas-Fort Worth, International Airport Facility Improvement Revenue, Learjet, Inc. Project, Series A-1, AMT, 1.05%*, 1/1/2016 (c)	5,900,000	5,900,000
Mesquite, TX, Independent School District, 0.95%*, 8/15/2025 (b)	3,600,000	3,600,000
San Antonio, TX, Electric & Gas, Series A, 1.03%*, 2/10/2004	2,000,000	2,000,000
Texas, General Obligation, College Student Loans, 0.95%*, 2/1/2009	4,060,000	4,060,000
Texas, State GO, Tax & Revenue Anticipation Notes, 2.0%, 8/31/2004	9,200,000	9,246,950
Texas, Water & Sewer Revenue, Water Development Board Revenue, State Revolving Fund, 1.0%*, 7/15/2022	1,065,000	1,065,000
University of Texas, 1.0%*, 6/8/2004	10,000,000	10,000,000
		35,871,950
Vermont 2.5%
Vermont, Student Assistance Corp., Student Loan Revenue, 1.15%*, 1/1/2008 (c)	6,405,000	6,405,000
Virginia 1.7%
Henrico County, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 1.06%*, 8/1/2020 (c)	4,400,000	4,400,000
Washington 2.3%
Northwest Washington, Electric Revenue, Floater-PT-778, 1.0%*, 1/1/2011 (b)	2,000,000	2,000,000
Tacoma, WA, 0.97%*, 3/16/2004	4,000,000	4,000,000
		6,000,000
West Virginia 0.1%
Preston County, Industrial Development Revenue, Allegheny Wood Project, Inc., AMT, 1.17%*, 12/1/2007 (c)	190,000	190,000
Wisconsin 4.5%
Pewaukee, WI, Industrial Development Revenue, Mixer Systems, Inc. Project, AMT, 1.17%*, 9/1/2020 (c)	1,900,000	1,900,000
Wisconsin, Housing & Economic Development Authority, Business Development Revenue, Zero Zone, Inc. Project, AMT, 1.1%*, 8/1/2019 (c)	3,420,000	3,420,000
Wisconsin, Park Falls, Industrial Development Revenue, Weather Shield Project, AMT, 1.17%*, 8/1/2020 (c)	3,630,000	3,630,000
Wisconsin, Transportation Authority Revenue, 1.0%*, 4/7/2004	2,708,000	2,708,000
		11,658,000
Wyoming 0.1%
Platte County, Pollution Control Revenue, Series B, 1.03%*, 7/1/2014 (c)	200,000	200,000
Multi-State 0.5%
ABN Amro Munitops Certificate Trust, Series 1998-10, 0.96%*, 7/5/2006 (b)	1,350,000	1,350,000
Total Investment Portfolio - 100.0% (Cost $259,389,393) (a)		259,389,393

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2004.
(a) The cost for federal income tax purposes was $259,389,393.
(b) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	6.8
FGIC	Financial Guaranty Insurance Company	5.9
FSA	Financial Security Assurance	2.7
GNMA	Government National Mortgage Association	0.7
MBIA	Municipal Bond Investors Assurance	8.8
PSF	Permanent School Fund	1.4

(c) Security incorporates a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of January 31, 2004 (Unaudited)
Assets	Money Fund	Government Money Fund	Municipal Money Fund
Investments: Investments in securities, at amortized cost	$ 353,431,508	$ 112,683,391	$ 259,389,393
Repurchase agreements, at amortized cost	73,178,000	28,834,000	-
Total investments in securities, at amortized cost	426,609,508	141,517,391	259,389,393
Cash	974	651	-
Receivable for investments sold	-	-	6,340,151
Interest receivable	612,748	401,925	557,381
Due from Advisor	-	-	16,844
Receivable for Fund shares sold	1,328,647	1,405,795	29,917
Other assets	24,419	9,398	24,483
Total assets	428,576,296	143,335,160	266,358,169
Liabilities
Due to custodian bank	-	-	298,915
Payable for investments purchased	-	-	5,033,200
Dividends payable	49,587	16,895	22,171
Payable for Fund shares redeemed	105,666	-	412,037
Accrued management fee	120,004	16,917	8,300
Other accrued expenses and payables	52,039	73,674	516
Total liabilities	327,296	107,486	5,775,139
Net assets, at value	$ 428,249,000	$ 143,227,674	$ 260,583,030
Net Assets
Net assets consist of: Undistributed (accumulated distributions in excess of) net investment income	16,345	15,240	(4,298)
Accumulated net realized gain (loss)	(8,490)	2,631	16,423
Paid-in capital	428,241,145	143,209,803	260,570,905
Net assets, at value	$ 428,249,000	$ 143,227,674	$ 260,583,030
Shares outstanding	428,241,852	143,209,212	260,569,814
Net asset value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended January 31, 2004 (Unaudited)
Investment Income	Money Fund	Government Money Fund	Municipal Money Fund
Income: Interest	$ 2,732,022	$ 875,142	$ 1,487,281
Expenses: Management fee	1,031,462	393,360	672,935
Services to shareholders	174,974	20,484	100,637
Custodian fees	18,326	8,720	8,849
Auditing	17,385	18,909	16,855
Legal	7,755	7,519	5,155
Trustees' fees and expenses	14,030	13,702	11,425
Reports to shareholders	4,623	2,585	4,606
Registration fees	-	-	787
Other	11,855	2,826	1,578
Total expenses, before expense reductions	1,280,410	468,105	822,827
Expense reductions	(242,007)	(134,289)	(242,600)
Total expenses, after expense reductions	1,038,403	333,816	580,227
Net investment income	1,693,619	541,326	907,054
Net realized gain (loss) on investment transactions	(779)	2,631	16,528
Net increase (decrease) in net assets resulting from operations	$ 1,692,840	$ 543,957	$ 923,582

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2004 (Unaudited)	Year Ended July 31, 2003
Operations: Net investment income	$ 1,693,619	$ 7,268,438
Net realized gain (loss) on investment transactions	(779)	52,266
Net increase (decrease) in net assets resulting from operations	1,692,840	7,320,704
Distributions to shareholders from net investment income	(1,693,601)	(7,314,588)
Fund share transactions: Proceeds from shares sold	116,689,298	307,371,466
Reinvestment of distributions	1,653,151	7,187,162
Cost of shares redeemed	(193,992,187)	(512,150,616)
Net increase (decrease) in net assets from Fund share transactions	(75,649,738)	(197,591,988)
Increase (decrease) in net assets	(75,650,499)	(197,585,872)
Net assets at beginning of period	503,899,499	701,485,371
Net assets at end of period (including undistributed net investment income of $16,345 and $16,327, respectively)	$ 428,249,000	$ 503,899,499
Other Information
Shares outstanding at beginning of period	503,891,682	701,483,660
Shares sold	116,689,298	307,371,466
Shares issued to shareholders in reinvestment of distributions	1,653,151	7,187,162
Shares redeemed	(193,992,279)	(512,150,606)
Net increase (decrease) in Fund shares	(75,649,830)	(197,591,978)
Shares outstanding at end of period	428,241,852	503,891,682

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Government Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2004 (Unaudited)	Year Ended July 31, 2003
Operations: Net investment income	$ 541,326	$ 2,410,694
Net realized gain (loss) on investment transactions	2,631	15,196
Net increase (decrease) in net assets resulting from operations	543,957	2,425,890
Distributions to shareholders from net investment income	(533,282)	(2,397,427)
Fund share transactions: Proceeds from shares sold	71,970,766	196,573,182
Reinvestment of distributions	523,894	2,366,924
Cost of shares redeemed	(102,340,539)	(273,824,326)
Net increase (decrease) in net assets from Fund share transactions	(29,845,879)	(74,884,220)
Increase (decrease) in net assets	(29,835,204)	(74,855,757)
Net assets at beginning of period	173,062,878	247,918,635
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $15,240 and $7,196, respectively)	$ 143,227,674	$ 173,062,878
Other Information
Shares outstanding at beginning of period	173,054,992	247,939,212
Shares sold	71,970,766	196,573,182
Shares issued to shareholders in reinvestment of distributions	523,894	2,366,924
Shares redeemed	(102,340,440)	(273,824,326)
Net increase (decrease) in Fund shares	(29,845,780)	(74,884,220)
Shares outstanding at end of period	143,209,212	173,054,992

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Municipal Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2004 (Unaudited)	Year Ended July 31, 2003
Operations: Net investment income	$ 907,054	$ 3,287,877
Net realized gain (loss) on investment transactions	16,528	(37)
Net increase (decrease) in net assets resulting from operations	923,582	3,287,840
Distributions to shareholders from net investment income	(909,892)	(3,289,511)
Fund share transactions: Proceeds from shares sold	63,951,227	173,472,539
Reinvestment of distributions	904,164	3,258,431
Cost of shares redeemed	(108,811,993)	(224,032,803)
Net increase (decrease) in net assets from Fund share transactions	(43,956,602)	(47,301,833)
Increase (decrease) in net assets	(43,942,912)	(47,303,504)
Net assets at beginning of period	304,525,942	351,829,446
Net assets at end of period (including accumulated distributions in excess of net investment income of $4,298 and $1,460, respectively)	$ 260,583,030	$ 304,525,942
Other Information
Shares outstanding at beginning of period	304,527,549	351,829,382
Shares sold	63,951,227	173,472,539
Shares issued to shareholders in reinvestment of distributions	904,164	3,258,431
Shares redeemed	(108,813,126)	(224,032,803)
Net increase (decrease) in Fund shares	(43,957,735)	(47,301,833)
Shares outstanding at end of period	260,569,814	304,527,549

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder YieldWise Money Fund
Years Ended July 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.012	.02	.06	.06	.05
Less distributions from net investment income	(.004)	(.012)	(.02)	(.06)	(.06)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.36**	1.21	2.11	5.64[c]	5.88	5.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	428	504	701	978	930	914
Ratio of expenses before expense reductions (%)	.53*	.51	.47	.44[d]	.47	.45
Ratio of expenses after expense reductions (%)	.43*	.38	.36	.34[d]	.34	.34
Ratio of net investment income (%)	.71*	1.23	2.15	5.49	5.72	4.92

a For the six months ended January 31, 2004 (Unaudited).
b Total returns would have been lower had certain expenses not been reduced.
c Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .44% and .34%, respectively.
* Annualized
** Not annualized

Scudder YieldWise Government Fund
Years Ended July 31,	2004[a]	2003	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.012	.02	.06	.06	.03
Less distributions from net investment income	(.003)	(.012)	(.02)	(.06)	(.06)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.34**	1.16	2.09	5.67	5.94	3.30**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	143	173	248	388	385	211
Ratio of expenses before expense reductions (%)	.59*	.65	.58	.54[d]	.63	.61*
Ratio of expenses after expense reductions (%)	.42*	.37	.31	.21[d]	.10	.05*
Ratio of net investment income (%)	.69*	1.18	2.16	5.55	5.87	4.92*

a For the six months ended January 31, 2004 (Unaudited).
b For the period from December 1, 1998 (commencement of operations) to July 31, 1999.
c Total returns would have been lower had certain expenses not been reduced.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex. reorganization before and after expense reductions were .53% and .21%, respectively.
* Annualized
** Not annualized

Scudder YieldWise Municipal Money Fund
Years Ended July 31,	2004[a]	2003	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.010	.02	.04	.04	.02
Less distributions from net investment income	(.003)	(.010)	(.02)	(.04)	(.04)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.32**	1.03	1.63	3.86	3.96	2.09**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	261	305	352	441	257	81
Ratio of expenses before expense reductions (%)	.57*	.55	.54	.55[d]	.69	.88*
Ratio of expenses after expense reductions (%)	.40*	.30	.16	.00[d]	.00	.00*
Ratio of net investment income (%)	.70*	1.03	1.64	3.76	3.98	3.25*

a For the six months ended January 31, 2004 (Unaudited).
b For the period from December 1, 1998 (commencement of operations) to July 31, 1999.
c Total returns would have been lower had certain expenses not been reduced.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .55% and .00%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder YieldWise Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Each Fund takes its own approach to money market investing. Scudder YieldWise Money Fund emphasizes yield through a more diverse universe of investments, while Scudder YieldWise Government Money Fund emphasizes government securities. Scudder YieldWise Municipal Money Fund invests for federally tax-free income.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At July 31, 2003, the Funds had net tax basis capital loss carryforwards as follows which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

Fund	Capital Loss Carryforward ($)	Expiration
Scudder YieldWise Money Fund	(8,000)	7/31/2010

In addition, from November 1, 2002 through July 31, 2003, the Scudder YieldWise Municipal Money Fund incurred approximately $100 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2004.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreements with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreements. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of each Fund's average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly.

For the period from August 1, 2003 to November 30, 2003, the Advisor agreed to temporarily waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund as follows: for Scudder YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.38%; for Scudder YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.37%; for Scudder YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.30%.

In addition, effective December 1, 2003, the Advisor has agreed to voluntarily waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund as follows: for Scudder YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.55%; for Scudder YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.54%; for Scudder YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.63%. The waiver may be changed or terminated at any time without notice.

Accordingly, for the six months ended January 31, 2004, the Funds incurred the following management fees:

Fund	Total Aggregated ($)	Not Imposed ($)	Effective Rate (%)
Scudder YieldWise Money Fund	1,031,462	96,275.39
Scudder YieldWise Government Money Fund	393,360	116,575.35
Scudder YieldWise Municipal Money Fund	672,935	165,451.35

Service Provider Fees.

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Funds. For the six months ended January 31, 2004, SISC received shareholder services fees as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at January 31, 2004 ($)
Scudder YieldWise Money Fund	145,151	145,151	-
Scudder YieldWise Government Money Fund	17,697	17,697	-
Scudder YieldWise Municipal Money Fund	77,132	77,132	-

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended January 31 2004, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Scudder YieldWise Money Fund	581	-
Scudder YieldWise Government Money Fund	16	1
Scudder YieldWise Municipal Money Fund	15	2

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

moneyfunds.scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Scudder YieldWise Money Fund	Scudder YieldWise Government Money Fund	Scudder YieldWise Municipal Money Fund
Nasdaq Symbol	SYWXX	SYGXX	SYUXX
CUSIP Number	81124A-108	81124A-207	81124A-306
Fund Number	80	58	67

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified a significant deficiency relating to the overall fund expense payment and accrual process.
Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               March 29, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Government Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Government Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               March 29, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               March 29, 2004
                                    ---------------------------